John Hancock Funds II
Lifecycle Portfolios
Supplement dated August 27, 2008 to the
current Prospectus
On the fifth business day after month end, the following information for the funds is posted on the Web site: list of underlying funds and allocation percentage, top ten equity holdings, top ten fixed income holdings and top ten international holdings. The holdings of the funds will be posted to the Web site within 30 days after each calendar month end. The holdings of the funds are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the funds’ fiscal year and on Form N-CSR as of the second and fourth quarters of the funds’ fiscal year.

John Hancock Funds II
Absolute Return Portfolio
Supplement dated August 27, 2008 to the
current Prospectus
On the fifth business day after month end, the following information for the fund is posted on the Web site: list of underlying funds and allocation percentage, top ten equity holdings, top ten fixed income holdings and top ten international holdings. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

John Hancock Funds II
Lifestyle Portfolios
Supplement dated August 27, 2008 to the
current Prospectus
On the fifth business day after month end, the following information for the funds is posted on the Web site: list of underlying funds and allocation percentage, top ten equity holdings, top ten fixed income holdings and top ten international holdings. The holdings of the funds will be posted to the Web site within 30 days after each calendar month end. The holdings of the funds are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the funds’ fiscal year and on Form N-CSR as of the second and fourth quarters of the funds’ fiscal year.